SIDLEY AUSTIN BROWN & WOOD LLP

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VIA ELECTRONIC FILING
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                                           August 6, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Reckson Associates Realty Corp.
                      Registration Statement on Form S-3
                      ----------------------------------

Dear Sirs and Mesdames:

         On behalf of Reckson Associates Realty Corp. (the "Company"), transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 402 thereunder, is the Company's Registration Statement, including exhibits, on Form S-3 with respect to the registration of 465,845 shares of common stock, par value $.01 per share, with a proposed maximum aggregate price per share of $27.97.

         Pursuant to Rule 461(a) of the Securities Act, the Company intends to request acceleration of the effective date of the Registration Statement orally.

         The filing fee of $1,651.00 calculated pursuant to Rule 457(c) of the Securities Act, was previously transmitted on behalf of the Company by wire transfer to the Securities and Exchange Commission's designated lockbox in Pittsburgh, Pennsylvania.

         If you have any questions, please call the undersigned at (212) 839-8517 or J. Gerard Cummins of this firm at (212) 839-5374. Thank you for your consideration in this matter.


                                             Very truly yours,


                                             /s/ Jennifer Sheehy